Other Investments - Summary of Gains Recognized Upon Increase in Fair Value on Other Investments (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Gains Recognized Upon The Increase In Fair Value On Other Investments [line items]
Gain (loss) recognized through profit-and-loss	$ 4,858	$ (310)
Gain recognized through other comprehensive income	608	2,014
The Hydropothecary Corporation [member]
Gains Recognized Upon The Increase In Fair Value On Other Investments [line items]
Gain (loss) recognized through profit-and-loss	657	25
Gain recognized through other comprehensive income		137
Canopy Growth Corporation [member]
Gains Recognized Upon The Increase In Fair Value On Other Investments [line items]
Gain (loss) recognized through profit-and-loss	36	258
Gain recognized through other comprehensive income	608	79
AbCann Global Corp. [member]
Gains Recognized Upon The Increase In Fair Value On Other Investments [line items]
Gain (loss) recognized through profit-and-loss	4,160	75
Gain recognized through other comprehensive income		1,498
AbCann Global Corp. [member] | Warrant [member]
Gains Recognized Upon The Increase In Fair Value On Other Investments [line items]
Gain (loss) recognized through profit-and-loss	$ 5	1,005
Peace Naturals Project Inc. [member]
Gains Recognized Upon The Increase In Fair Value On Other Investments [line items]
Gain (loss) recognized through profit-and-loss		(1,326)
Peace Naturals Project Inc. [member] | Acquisitions [Member]
Gains Recognized Upon The Increase In Fair Value On Other Investments [line items]
Gain (loss) recognized through profit-and-loss		(347)
VertMedical Inc. [member]
Gains Recognized Upon The Increase In Fair Value On Other Investments [line items]
Gain recognized through other comprehensive income		$ 300